Right-of-Use Assets and Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Leases of Buildings

The Company has entered into leases of buildings, which are used for the Company’s operations. Leases of buildings have lease terms of two to three years.

	September 30, 2025	March 31, 2025
	US$	US$
Cost:	(Unaudited)	(Audited)
At beginning of period/year	347,020	256,898
Addition during the period/year	—	345,871
Early termination of a lease	—	(257,928)
Exchange realignment	(90)	2,179
At end of period/year	346,930	347,020

Accumulated depreciation:
At beginning of period/year	159,051	221,213
Depreciation for the period/year	86,377	158,800
Early termination of a lease	—	(222,100)
Exchange realignment	314	1,138
At end of period/year	245,742	159,051

Net carrying amount:	101,188	187,969

Schedule of Carrying Amounts of Lease Liabilities and the Movements

Set out below are the carrying amounts of lease liabilities and the movements during the period/year:

	September 30, 2025	March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
At beginning of period/year	212,689	40,245
Additions to lease liabilities	—	345,871
Early termination of lease	—	(40,407)
Interest charged	2,557	7,702
Payment made	(96,356)	(141,821)
Exchange realignment	(441)	1,099
At end of period/year	118,449	212,689

Schedule of Condensed Consolidated Statements of Financial Position	Condensed Consolidated Statements of Financial Position:
	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
Current	118,449	189,821
Non-current	—	22,868
Total	118,449	212,689